Property of Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	$ 21,877,937,396	$ 18,310,023,378
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	52,422,111,789	46,425,106,096	$ 44,464,564,698
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(30,544,174,393)	(28,115,082,718)	(26,378,473,875)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	327,070,487	323,943,737
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	327,070,487	323,943,737	324,133,888
Plant and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	5,100,738,768	4,932,787,638
Plant and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	14,953,401,320	14,413,529,454	14,221,822,462
Plant and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(9,852,662,552)	(9,480,741,816)	(9,175,958,874)
Machinery, equipment and spare parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	9,885,974,153	9,279,695,285
Machinery, equipment and spare parts [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	23,289,407,769	21,462,169,604	20,536,034,291
Machinery, equipment and spare parts [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(13,403,433,616)	(12,182,474,319)	(11,447,254,525)
Transport and Load Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	1,215,437,338	1,271,671,749
Transport and Load Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	3,775,102,046	3,569,151,436	3,266,324,622
Transport and Load Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(2,559,664,708)	(2,297,479,687)	(2,147,256,065)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	40,559,310	42,301,414
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	1,087,623,899	1,076,414,170	1,066,431,887
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(1,047,064,589)	(1,034,112,756)	(1,020,996,916)
Quarries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	1,898,243,828	1,569,948,844
Quarries [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	5,425,190,521	4,546,048,948	3,897,934,723
Quarries [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(3,526,946,693)	(2,976,100,104)	(2,452,867,673)
Tools and Devices [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	27,070,606	29,446,978
Tools and Devices [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	181,472,841	173,621,014	161,910,143
Tools and Devices [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(154,402,235)	(144,174,036)	(134,139,822)
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	3,382,842,906	860,227,733
Work in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	$ 3,382,842,906	$ 860,227,733	$ 989,972,682